Earning Per Share	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE
Earnings Per Share

Basic earnings per share is based on the weighted-average number of common shares outstanding. Diluted earnings per share includes the dilutive effect of potential common shares outstanding. Under the two-class method of computing earnings per share, non-vested share-based payment awards that contain rights to receive non-forfeitable dividends are considered participating securities. The Company’s participating securities include restricted stock units (RSUs), deferred shares, and shares that were vested, but deferred by the employee. The Company calculated basic and diluted earnings per share under both the treasury stock method and the two-class method. For the six months ended June 30, 2016 and 2015, there was no impact in the per share amounts calculated under the two methods. Accordingly, the treasury stock method is disclosed below.

The following represents amounts used in computing earnings per share and the effect on the weighted-average number of shares of dilutive potential common shares:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Numerator
(Loss) income used in basic and diluted (loss) earnings per share
(Loss) income from continuing operations, net of tax	$(20.8)	$19.7	$(0.1)	$9.6
Net income (loss) attributable to noncontrolling interests	0.8	1.7	1.1	(1.1)
(Loss) income before discontinued operations, net of tax	(21.6)	18.0	(1.2)	10.7
Income from discontinued operations, net of tax	0.5	4.2	148.3	8.7
Net (loss) income attributable to Diebold, Incorporated	$(21.1)	$22.2	$147.1	$19.4
Denominator
Weighted-average number of common shares used in basic (loss) earnings per share	65.2	64.9	65.1	64.8
Effect of dilutive shares (1)	—	0.7	0.6	0.7
Weighted-average number of shares used in diluted (loss) earnings per share	65.2	65.6	65.7	65.5
Basic (loss) earnings per share
(Loss) income from continuing operations, net of tax	$(0.33)	$0.28	$(0.02)	$0.17
Income from discontinued operations, net of tax	0.01	0.06	2.28	0.13
Net (loss) income attributable to Diebold, Incorporated	$(0.32)	$0.34	$2.26	$0.30
Diluted (loss) earnings per share
(Loss) income from continuing operations, net of tax	$(0.33)	$0.28	$(0.02)	$0.17
Income from discontinued operations, net of tax	0.01	0.06	2.26	0.13
Net (loss) income attributable to Diebold, Incorporated	$(0.32)	$0.34	$2.24	$0.30

Anti-dilutive shares
Anti-dilutive shares not used in calculating diluted weighted-average shares	2.3	1.2	2.2	1.3

(1)
Incremental shares of 0.5 shares were excluded from the computation of diluted (loss) earnings per share for the three months ended June 30, 2016, because their effect is anti-dilutive due to the net loss attributable to Diebold, Incorporated.